Related Party Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2023	May 31, 2022	Jan. 14, 2021	Oct. 19, 2020	May 29, 2020	May 29, 2020	Jun. 30, 2023	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Mar. 28, 2023	Mar. 30, 2021	Jan. 20, 2021	Oct. 14, 2020	Oct. 08, 2020	Sep. 19, 2019
Related Party Transactions (Details) [Line Items]
Aggregate price				$ 25,000
Dividend shares (in Shares)			0.2
Aggregate shares (in Shares)			6,900,000												6,900,000
Founder shares (in Shares)			900,000
Share percentage			20.00%
Forfeiture shares (in Shares)															900,000
Common stock, per share (in Dollars per share)							$ 12	$ 12		$ 12
Sponsor amount			$ 10,000
Accrued expenses							$ 60,000	$ 60,000		$ 120,000		$ 115,000
Administrative fees							30,000	60,000		120,000		115,000
Sponsor amount								2,360,252		651,799		135,836
Working capital							$ 1,500,000	$ 1,500,000		$ 1,500,000			$ 5,622,700
Warrant price per share (in Dollars per share)							$ 1	$ 1		$ 1
Debt instrument face amount							$ 5,263,158	$ 5,263,158
Debt instrument maturity date						May 29, 2023
Services fees							$ 30,000	$ 60,000
Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accrued expenses		$ 66,887							$ 1,784,730		$ 66,887
Debt instrument face amount									4,210,526
Debt, interest rate																10.00%
Notes payable		608,333									608,333					$ 1,111,000
Professional fees									1,261,899
Amortization of debt discount		285,048									776,515
Accounts receivable, trade related parties		3,000,000							3,500,000		3,000,000
Accounts payable, trade related parties		$ 15,200,000							2,900,000		15,200,000
Revenue from related party transactions									325,618,492
Direct costs									38		192,800,000
Unique Logistics International, Inc. [Member] | Consulting Agreements [Member]
Related Party Transactions (Details) [Line Items]
Payment for consulting agreement					$ 500,000
Amortization of debt discount											282,666
Unique Logistics International, Inc. [Member] | Brio Financial Group [Member]
Related Party Transactions (Details) [Line Items]
Professional fees									40,000
Additional service fees									20,000
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 10,300,000
Debt, interest rate																	10.00%
Notes payable																		$ 1,000,000
Unique Logistics International, Inc. [Member] | Promissory Note 8 [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 2,500,000								$ 2,500,000
Debt, interest rate	15.00%								15.00%
Debt instrument maturity date	Jun. 30, 2023								Jun. 30, 2023
Fair value of note	$ 2,500,000
Unique Logistics International, Inc. [Member] | Promissory Notes 9 [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 2,000,000								$ 2,000,000
Debt instrument maturity date	Feb. 21, 2024								Feb. 21, 2024
Unique Logistics International, Inc. [Member] | Promissory Note 3 [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 5,000,000								$ 4,250,000
Debt, interest rate	15.00%								15.00%
Debt instrument maturity date	Jun. 30, 2023								Jun. 30, 2023
Unique Logistics International, Inc. [Member] | Promissory Notes Four [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 1,000,000								$ 1,000,000
Debt instrument maturity date	Feb. 21, 2025								Feb. 21, 2025
Unique Logistics International, Inc. [Member] | Promissory Note 6 [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 2,000,000								$ 2,000,000
Debt, interest rate	15.00%
Debt instrument maturity date	Jun. 30, 2023								Jun. 30, 2023
Unique Logistics International, Inc. [Member] | Promissory Notes Seven [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 1,000,000								$ 1,000,000
Debt, interest rate									15.00%
Debt instrument maturity date	Jun. 30, 2023								Jun. 30, 2023
Unique Logistics International, Inc. [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Equity method investment ownership percentage	10.00%
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans outstanding
Due to Frangipani Trade Services [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, interest rate														6.00%
Debt, periodic payments									$ 150,655
Due to Frangipani Trade Services [Member] | Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Related Party Transactions (Details) [Line Items]
Debt instrument face amount	$ 500,000													$ 903,927
Debt, interest rate	35.00%
Notes payable									301,309
Due to Employee One [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, periodic payments					2,500
Notes payable					90,000	$ 90,000
Due to Employee Two [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Debt, periodic payments						5,556
Notes payable					$ 200,000	$ 200,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Sponsor shares (in Shares)				5,750,000
Related Party [Member] | Unique Logistics International, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Revenue from related party transactions									$ 7.3		$ 3,900,000